SUPPLEMENT DATED APRIL 1, 2026

TO THE PROSPECTUS

DATED AUGUST 31, 2025, AS AMENDED TO DATE,

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Municipal Bond Fund

Morningstar Defensive Bond Fund

Morningstar Global Income Fund

Morningstar International Equity Fund

Morningstar U.S. Equity Fund

(each a “Fund” and together, the “Funds”)

This supplement provides additional information to the Funds’ Prospectus dated August 31, 2025, as amended to date, and should be read in conjunction with such Prospectus.

Portfolio Manager Changes to the Morningstar Municipal Bond Fund, Morningstar Defensive Bond Fund and Morningstar Global Income Fund

I.

Effective April 1, 2026, to reflect the addition of Alexandra P. Cumings as a Portfolio Manager of the Morningstar Municipal Bond Fund, Morningstar Defensive Bond Fund and Morningstar Global Income Fund, the following changes are being made to the Prospectus:

1.

The Morningstar Investment Management LLC section of the table following the “Fund Management” heading in the Prospectus for the Morningstar Municipal Bond Fund is removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund

Morningstar Investment Management LLC
Daniel E. McNeela, CFA	Senior Portfolio Manager and Head of Subadviser Selection	Since Inception (November 2018)
Alexandra P. Cumings, CFA	Portfolio Manager	April 2026

2.

The Morningstar Investment Management LLC section of the tables following the “Fund Management” heading in the Prospectus for the Morningstar Defensive Bond Fund and Morningstar Global Income Fund will be removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund

Morningstar Investment Management LLC
Richard M. Williamson, CFA, CIPM	Senior Portfolio Manager and Head of Investments, Multi Asset Strategies	December 2020
Alfonzo Bruno, CFA	Portfolio Manager	February 2025
Alexandra P. Cumings, CFA	Portfolio Manager	April 2026

3.	In the “Management of the Funds — Investment Adviser” section of the Prospectus, the following paragraph will be added:

Alexandra P. Cumings, CFA (Morningstar Municipal Bond Fund, Morningstar Defensive Bond Fund, and Morningstar Global Income Fund) — Alexandra P. Cumings, CFA is an associate portfolio manager within Morningstar’s Investment Management group. Cumings performs manager due diligence and implements asset allocation decisions across Morningstar’s mutual funds and multi-asset portfolios. She specializes in fixed income research, including tax-exempt municipal bonds and agency mortgage-backed securities. Prior to joining Morningstar Investment Management in 2017, Cumings was a data analyst at Morningstar, Inc., where she oversaw data storage and collection for SMAs, CITs, and 529 plans. Cumings holds a bachelor’s degree in finance and psychology from the University of Notre Dame, and she is a CFA Charterholder.

Portfolio Manager Change to the Morningstar International Equity Fund

I.

Carlos Gutierrez Mangas no longer serves as a portfolio manager to the Morningstar International Equity Fund. To reflect this change, all references to Mr. Gutierrez Mangas are removed from the Prospectus.

Portfolio Manager Change to the Morningstar U.S. Equity Fund

I.

Effective April 3, 2026, Navneesh Malhan will no longer serve as a portfolio manager to the Morningstar U.S. Equity Fund. To reflect this change, all references to Mr. Malhan will be removed from the Prospectus as of that date.

Please retain this supplement for future reference.

SUPPLEMENT DATED APRIL 1, 2026

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2025, AS AMENDED TO DATE,

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Municipal Bond Fund

Morningstar Defensive Bond Fund

Morningstar Global Income Fund

Morningstar International Equity Fund

Morningstar U.S. Equity Fund

(each a “Fund” and together, the “Funds”)

This supplement provides additional information to the Funds’ Statement of Additional Information (“SAI”) dated August 31, 2025, as amended to date, and should be read in conjunction with such SAI.

Portfolio Manager Changes to the Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Municipal Bond Fund, Morningstar Defensive Bond Fund, and Morningstar Multisector Bond Fund

I.

Effective April 1, 2026, to reflect the addition of Alexandra P. Cumings as a Portfolio Manager of the Morningstar Municipal Bond Fund, Morningstar Defensive Bond Fund and Morningstar Global Income Fund, the following information is added to the Morningstar Investment Management section of the table following the “The Funds’ Investment Team — Portfolio Managers — Other Accounts Managed by Portfolio Managers” heading in the SAI:

	Number of Other Accounts Managed and Assets (in $Billions) by Account Type			Number of Other Accounts and Amount of Assets (in $Billions) for Which Advisory Fee is Performance-Based, by Account Type
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts

Morningstar Investment Management
Alexandra P. Cumings, CFA (as of February 28, 2026)	0 $0.00	0 $0.00	12 $0.00	0 $0.00	0 $0.00	0 $0.00

Portfolio Manager Change to the Morningstar International Equity Fund

I.	Carlos Gutierrez Mangas no longer serves as a portfolio manager to the Morningstar International Equity Fund. To reflect this change, all references to Mr. Gutierrez Mangas are removed from the SAI.

Portfolio Manager Change to the Morningstar U.S. Equity Fund

I.

Effective April 3, 2026, Navneesh Malhan will no longer serve as a portfolio manager to the Morningstar U.S. Equity Fund. To reflect this change, all references to Mr. Malhan will be removed from the SAI as of that date.

Please retain this supplement for future reference.